Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related parties	Related parties
Identity of related parties
The Group has a related party relationship with its shareholders, subsidiaries (see Note 25) and equity-accounted investees (see Note 26) and with its directors and executive officers (see Note 24).
Shareholders
The shareholders in Euronav changed during the year 2022. At December 31, 2022, Euronav can identify two major shareholders CMB and Famatown/Frontline, owning each 22.9% of the equity with respectively 25.0% and 24.9% voting rights. Both parties are considered as related.

The Audit and Risk Committee has reviewed the transactions with both related parties and confirmed that all transactions were executed at arm’s length:

a.For CMB we refer to:
i.Fuel swap: Euronav has obtained a ruling to include bunker fuel stored by the company (Note 12) under the tonnage tax regime. This ruling also allows the execution of physical swaps, currently executed with CMB since 2019. The swap agreement was extended to CMB NV, Bocimar International NV and Bocimar Hong Kong Ltd. In the course of 2022, a total of 23,537 metric tons (2021: 44,451 metric tons and 2020: 51,000 metric tons) of compliant bunker fuel oil was swapped with these parties.
ii.The Group leases office space in Belgium from Reslea N.V., an entity jointly controlled by CMB. Under this lease, the Group paid an annual rent of $419,526 in 2022 (2021: $356,729 and 2020: $335,033). This lease expires on August 31, 2024.
b.For Famatown / Hemen / Frontline: Euronav has entered into a time charter agreement for two Suezmaxes in the fourth quarter of 2020 (see Note 21). The charter party is Trafigura whereas vessels have been bought in the meanwhile by the Fredriksen Group. Contract has been concluded at arm’s length and are continuing with the original charter party Trafigura.

Transactions with key management personnel
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2022	2021	2020
Total remuneration	977	977	1,048
The Nomination and Remuneration Committee annually reviews the remuneration of the members of the Management Board. The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2022	2021	2020
Total fixed remuneration	2,724	2,068	2,165
of which
Cost of pension	28	28	18
Other benefits	810	—	143

Total variable remuneration	7,320	1,606	1,029
of which
Share-based payments	5,757	911	69
All amounts mentioned refer to the Management Board in its official composition throughout 2022.
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2022	2021	2020
Total fixed remuneration	624	624	624
of which
Cost of pension	—	—	—
Other benefits	—	—	—

Total variable remuneration	3,628	903	424
of which
Share-based payments	2,966	568	54
On February 12, 2015, the Board of Directors (as of February 2020 Supervisory Board) granted 236,590 options and 65,433 restricted stock units within the framework of a long term incentive plan. Vested stock options may be exercised until 13 years after the grant date. As of December 31, 2022, all stock options and all RSUs were exercised (see Note 15 and 24). On February 2, 2016, the Board of Directors (as of February 2020 Supervisory Board) granted 54,616 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the Company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 15 and 24). On February 9, 2017, the Board of Directors (as of February 2020 Supervisory Board) granted 66,449 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 15 and 24). On February 16, 2018, the Board of Directors (as of February 2020 Supervisory Board) granted 154,432 phantom stock units within the framework of an additional long term incentive plan. Each unit gives a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. One-third was vested on the second anniversary, one-third was vested on the third anniversary and one-third was vested on the fourth anniversary (see Note 15 and 24). On January 8, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 1,200,000 phantom stock units within the framework of a transaction based incentive plan (TBIP). After the resignation of the former CEO, 400,000 phantom stock units were waived. The first tranche of 12% was vested in the first quarter of 2020. The second tranche of 19% was vested in the second quarter of 2022, the third and fourth tranche of 25% and 44% were vested in the third quarter of 2022. The contractual term of the TBIP offer is 5 years. A first tranche of 12% of the total number of phantom stock units vests on the date on which the Fair Market Value (FMV) reaches USD 12 (decreased with the amount of dividend paid since grant, if any). A second tranche (16%) vests on the date the FMV reaches USD 14 (decreased with the amount of dividend paid since grant, if any), a third tranche (25%) vests on the date the FMV reaches USD 16 (decreased with the amount of dividend paid since grant, if any) and the final tranche (44%) vests on the date the FMV reaches USD 18 (decreased with the amount of dividend paid since grant, if any) (see Note 15 and 24). The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.
On April 1, 2019, the Board of Directors (as of February 2020 Supervisory Board) granted 152,346 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. As of December 31, 2022, 105,626 RSUs were vested which have been transferred to the beneficiaries out of treasury shares. On April 1, 2020, the Supervisory Board granted 144,392 restricted stock units within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. As of December 31, 2022, 76,166 RSUs were vested however vested RSUs will not be delivered in shares until the first business day after April 1, 2023. On April 1, 2021, the Supervisory Board granted 193,387 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. As of December 31, 2022, 64,462 RSUs were vested however vested RSUs will not be delivered in shares until the first business day after April 1, 2024. On April 1, 2022, the Supervisory Board granted 163,022 RSUs within the framework of a long term incentive plan. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2022) and will be settled in shares. As of December 31, 2022, no RSUs were vested

Properties
The Company subleases office space in its London, United Kingdom office, through its subsidiary Euronav (UK) Agencies Limited, pursuant to a sublease agreement, dated September 25, 2014, with Tankers (UK) Agencies Limited, a 50-50 joint venture with International Seaways. Under this sublease, the Company received in 2022 a rent of $216,040 (2021: $235,205 and 2020: $218,074). This sublease expires on April 27, 2023.
Transactions with subsidiaries and joint ventures
The Group has supplied funds in the form of shareholder's advances to some of its joint ventures at pre-agreed conditions (see below and Note 26).
On November 19, 2019, the Group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture acquired one Suezmax vessel. The JVs, Bari Shipholding Ltd and Bastia Shipholding Ltd, entered into various agreements including a secured term loan for $36.7 million and revolving credit for $3.0 million with Euronav Hong Kong as lender, a commercial management service with Euronav NV and a technical management service with Ridgebury.
On September 15, 2020, the Suezmax Bastia was sold for $20.5 million. A capital gain on the sale of $0.4 million (Euronav's share) was recorded in the joint venture company. The vessel has been delivered to her new owners. Following this sale, the shareholders loan to Bastia Shipholding Ltd. was fully repaid.
On March 24, 2022, the Suezmax Bari was sold for $21.5 million. A capital gain on the sale of $3.3 million (Euronav's share) was recorded in the joint venture company. The vessel was delivered to her new owners during the second quarter. Following this sale, the shareholders loan to Bari Shipholding Ltd. was repaid and the remaining amount was written-off.

Balances and transactions between the Group and its subsidiaries have been eliminated on consolidation and are not disclosed in this note. Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2021
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	567	61	11,465	397	—
TI Asia Ltd	482	—	—	397	4,635
Bari Shipholding Ltd	2,114	1,804	22,229	—	—
Bastia Shipholding Ltd	7	1	—	—	—
Tankers Agencies (UK) Ltd	—	134	—	—	—
Total	3,170	2,000	33,694	794	4,635

As of and for the year ended December 31, 2022
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	—	58	—	162	—
TI Asia Ltd	—	—	—	162	1,000
Bari Shipholding Ltd	14	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	125	—	—	1,871
Total	14	183	850	324	3,021

Guarantees
The Group provided guarantees to financial institutions that provided credit facilities to joint ventures of the Group. As of December 31, 2021, the total amount outstanding under these credit facilities was $39.5 million of which the Group guaranteed $19.8 million. As of December 31, 2022, there are no amounts outstanding due to the repayment of the credit facility as a consequence of the acquisition of the remaining 50% of TI Africa Ltd. and TI Asia Ltd (see Note 8 and 26).